PRINCIPAL ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2025
PRINCIPAL ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The accompanying condensed consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The condensed consolidated balance sheet as of December 31, 2024 has been derived from the audited consolidated financial statements as of that date, but does not include all of the accompanying disclosures. Certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. Therefore, these condensed consolidated financial statements should be read in conjunction with our consolidated financial statements and the related notes included in our Annual Report.

Deferred financing costs

Deferred financing costs

Incremental costs directly attributable to an equity offering are recorded as an asset on the Group’s consolidated balance sheets when incurred. Upon the successful completion of the offering, these deferred financing fees are reclassified to additional paid-in capital as a reduction of the proceeds. If the Group determines the associated equity offering will not be completed, the deferred financing fees are expensed in the period such determination is made.

Recent accounting pronouncements

Recent accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”). The standard requires disaggregation of the effective rate reconciliation into standard categories, enhances disclosure of income taxes paid, and modifies other income tax-related disclosures. The standard is effective for the Group for annual periods beginning after December 15, 2024, with early adoption permitted. ASU 2023-09 is currently not expected to have a material impact on the Group’s condensed consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Topic 220-40) (“ASU 2024-03”). The standard requires entities to disaggregate operating expenses into specific categories, such as employee compensation, depreciation, and amortization, to provide enhanced transparency into the nature and function of expenses. The standard is effective for annual periods beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. ASU 2024-03 is currently not expected to have a material impact on the Group’s condensed consolidated financial statements.